                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           EMERGING GROWTH PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 2, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The paragraph of the section entitled "RISK/RETURN SUMMARY -- INVESTMENT STRATEGIES" is hereby deleted in its entirety and replaced with the following:

    Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies. The Portfolio generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

    (2) The paragraph of the section entitled "RISK/RETURN SUMMARY -- INVESTMENT RISKS -- RISKS OF EMERGING GROWTH COMPANIES" is hereby deleted in its entirety and replaced with the following:

    RISKS OF EMERGING GROWTH COMPANIES. Companies that the Portfolio's investment adviser believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

    (3) The second through fifth paragraphs of the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" are hereby deleted in their entirety and replaced with the following:

    Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Emerging growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.

    The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be attractive growth opportunities on an individual company basis. The Portfolio's investment adviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Portfolio's investment adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Portfolio's investment adviser expects that many of the companies in which the Portfolio invests may, at the time of investment, be experiencing high rates of earnings growth. The securities of such companies may trade at higher price to earnings ratios than average and rates of earnings growth may be volatile.

    The Portfolio does not limit its investments to any single group or type of security. The Portfolio may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments because securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

    The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. The Portfolio's investment adviser generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, a change in the market trend or other factors affecting an individual security, a change in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Portfolio's assets, the Portfolio's investment adviser may sell a portion of the position held.

    (4) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Emerging Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Manager Gary M. Lewis is the lead manager of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986. He has been affiliated with the Portfolio since its inception.

    Senior Portfolio Managers Dudley Brickhouse, Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since September 1997.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since February 2000.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997 and an Associate Portfolio Manager of the Adviser in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Advisory Corp. in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. Mr. Walker has been affiliated with the Portfolio since April 1996.
    (5) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (6) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (7) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT EMGI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           EMERGING GROWTH PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 2, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The paragraph of the section entitled "RISK/RETURN SUMMARY -- INVESTMENT STRATEGIES" is hereby deleted in its entirety and replaced with the following:

    Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies. The Portfolio generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

    (2) The paragraph of the section entitled "RISK/RETURN SUMMARY -- INVESTMENT RISKS -- RISKS OF EMERGING GROWTH COMPANIES" is hereby deleted in its entirety and replaced with the following:

    RISKS OF EMERGING GROWTH COMPANIES. Companies that the Portfolio's investment adviser believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

    (3) The second through fifth paragraphs of the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" are hereby deleted in their entirety and replaced with the following:

    Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Emerging growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.

    The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be attractive growth opportunities on an individual company basis. The Portfolio's investment adviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Portfolio's investment adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Portfolio's investment adviser expects that many of the companies in which the Portfolio invests may, at the time of investment, be experiencing high rates of earnings growth. The securities of such companies may trade at higher price to earnings ratios than average and rates of earnings growth may be volatile.

    The Portfolio does not limit its investments to any single group or type of security. The Portfolio may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments because securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

    The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. The Portfolio's investment adviser generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, a change in the market trend or other factors affecting an individual security, a change in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Portfolio's assets, the Portfolio's investment adviser may sell a portion of the position held.

    (4) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Emerging Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Manager Gary M. Lewis is the lead manager of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986. He has been affiliated with the Portfolio since its inception.

    Senior Portfolio Managers Dudley Brickhouse, Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since September 1997.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since February 2000.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997 and an Associate Portfolio Manager of the Adviser in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Advisory Corp. in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. Mr. Walker has been affiliated with the Portfolio since April 1996.
    (5) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (6) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (7) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT EMG2
                                                                             268